Note 12 - Government Grants (Details Textual) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Government grants	$ 56,331		$ 60,101
Current grants receivables	$ 55,000		$ 77,556
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%